Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 130,516,241	¥ 125,190,819
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(603,143)	(530,933)
Allowance for loan losses	(1,236,839)	(1,102,522)
Loans and advances at amortized cost:
Beginning balance	1,102,522
Ending balance	1,236,839	1,102,522
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	132,356,223	126,824,274
Allowance for loan losses	(1,236,839)	(1,102,522)
Loans and advances at amortized cost:
Beginning balance	1,102,522	979,000
Transfer to 12-month ECL
Transfer to lifetime ECL not credit-impaired
Transfer to lifetime ECL credit-impaired
Net transfers between stages
Provision (credit) for loan losses	384,150	378,791
Charge-offs	274,513	264,684
Recoveries	22,014	18,553
Net charge-offs	252,499	246,131
Others	2,666	(9,138)
Ending balance	1,236,839	1,102,522
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	117,442	83,531
Net transfers between stages
Provision (credit) for off-balance sheet items	(5,124)	32,192
Others	(1,139)	1,719
Ending balance	111,179	117,442
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	57,469,977	52,338,483
Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	111,179	117,442
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	77,971,747	73,240,162
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	54,384,476	53,584,112
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	128,322,741	122,484,011
Allowance for loan losses	(295,235)	(295,352)
Loans and advances at amortized cost:
Beginning balance	295,352	196,325
Transfer to 12-month ECL	8,118	5,589
Transfer to lifetime ECL not credit-impaired	(10,070)	(10,433)
Transfer to lifetime ECL credit-impaired	(15,244)	(6,899)
Net transfers between stages	(17,196)	(11,743)
Provision (credit) for loan losses	45,154	109,536
Charge-offs
Recoveries
Net charge-offs
Others	(28,075)	1,234
Ending balance	295,235	295,352
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	52,716	33,480
Net transfers between stages	55	763
Provision (credit) for off-balance sheet items	7,807	16,941
Others	(1,520)	1,532
Ending balance	59,058	52,716
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	56,582,932	51,258,693
12-month ECL [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	59,058	52,716
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,450,344	3,049,451
Allowance for loan losses	(194,947)	(251,680)
Loans and advances at amortized cost:
Beginning balance	251,680	257,542
Transfer to 12-month ECL	(7,211)	(4,573)
Transfer to lifetime ECL not credit-impaired	11,152	14,413
Transfer to lifetime ECL credit-impaired	(20,867)	(30,491)
Net transfers between stages	(16,926)	(20,651)
Provision (credit) for loan losses	(47,170)	17,264
Charge-offs
Recoveries
Net charge-offs
Others	7,363	(2,475)
Ending balance	194,947	251,680
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	53,736	43,751
Net transfers between stages	(632)	(899)
Provision (credit) for off-balance sheet items	(21,930)	10,467
Others	60	417
Ending balance	31,234	53,736
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	746,332	998,202
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	31,234	53,736
Lifetime ECL credit-impaired [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(191,167)
Loans and advances at amortized cost:
Ending balance	191,167
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,583,138	1,290,812
Allowance for loan losses	(746,657)	(555,490)
Loans and advances at amortized cost:
Beginning balance	555,490	525,133
Transfer to 12-month ECL	(907)	(1,016)
Transfer to lifetime ECL not credit-impaired	(1,082)	(3,980)
Transfer to lifetime ECL credit-impaired	36,111	37,390
Net transfers between stages	34,122	32,394
Provision (credit) for loan losses	386,166	251,991
Charge-offs	274,513	264,684
Recoveries	22,014	18,553
Net charge-offs	252,499	246,131
Others	23,378	(7,897)
Ending balance	746,657	555,490
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	10,990	6,300
Net transfers between stages	577	136
Provision (credit) for off-balance sheet items	8,999	4,784
Others	321	(230)
Ending balance	20,887	10,990
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	140,713	81,588
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	20,887	10,990
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances	130,516,241	125,190,819
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(603,143)	(530,933)
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	132,356,223	126,824,274
Impaired	1,583,138	1,290,812
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(1,236,839)	(1,102,522)
Loans and advances at amortized cost:
Beginning balance	1,102,522
Ending balance	1,236,839	1,102,522
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	128,322,741	122,484,011
Impaired
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(295,235)	(295,352)
Loans and advances at amortized cost:
Beginning balance	295,352
Ending balance	295,235	295,352
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,450,344	3,049,451
Impaired
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(194,947)	(251,680)
Loans and advances at amortized cost:
Beginning balance	251,680
Ending balance	194,947	251,680
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,583,138	1,290,812
Impaired	1,583,138	1,290,812
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(746,657)	(555,490)
Loans and advances at amortized cost:
Beginning balance	555,490
Ending balance	746,657	555,490
IFRS 9 [member] | Normal [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	25,315,731	24,879,019
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	25,236,402	24,805,495
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	79,329	73,524
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	59,033,219	53,738,605
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	43,202,101	42,774,826
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	58,797,982	53,549,667
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	42,397,402	41,787,148
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	235,237	188,938
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	804,699	987,678
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,890,955	2,341,701
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,890,955	2,341,701
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	232,652	248,930
IFRS 9 [member] | Requiring caution [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	232,652	248,930
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	514,318	708,530
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	584,109	841,851
IFRS 9 [member] | Requiring caution [member] | 7 [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	514,318	708,530
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 584,109	841,851
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances